Stockholders’ Deficit (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Equity [Abstract]
Schedule of Stock Option Activity

Qualified and non-qualified incentive stock options outstanding at July 31, 2024 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2024	2,808,760	$0.83
Granted	545,238	0.23
Expired	–	–
Exercised	(75,000)	0.05
Outstanding, July 31, 2024	3,278,998	$0.75

Exercisable, July 31, 2024	3,028,998	$0.79

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2022	145,250	$2.97	6.65	$–

Granted	987,760	2.18
Cancelled and/or forfeited	(145,250)	2.97
Exercised	(674,000)	0.15
Outstanding, January 31, 2023	313,760	$6.53	13.69	$–

Granted	2,745,000	0.11
Cancelled and/or forfeited	(250,000)	0.07
Exercised	–	–
Outstanding, January 31, 2024	2,808,760	$0.83	9.86	$800,183

Exercisable, January 31, 2024	2,158,760	$0.99	12.83	$730,425

Schedule of Stock Warrants Outstanding

Stock warrants outstanding at July 31, 2024 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2024	14,254,813	$0.21
Issued	–	–
Expired	(143,445)	1.44
Exercised	–	–
Outstanding, July 31, 2024	14,111,368	$0.19

Exercisable, July 31, 2024	13,603,836	$0.13

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2022	2,164,217	1.117
Issued	91,853	0.20
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21

Exercisable, January 31, 2024	13,747,281	0.14